Segment information (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Revenues	$ 5,525	$ 1,580	$ 51
Gross (loss) profit	1,406	(1,055)	(1,292)
Operating expenses	(43,079)	(13,263)	(7,834)
Operating (loss) profit from continuing operations	(41,673)	(14,318)	(9,126)
Other income (expenses)	(19)	456	(27)
(Loss) profit before provision for income taxes and non-controlling interests	(41,692)	(13,862)	(9,153)
Income tax benefit (expense)	4,640	311	350
Net (loss) profit from continuing operations	(37,052)	(13,551)	(8,803)
Identifiable long-lived assets	60,261	80,898
Total assets	140,578	190,841
Green energy products and services
Revenues	410
Gross (loss) profit	(1,328)
Operating expenses	(39,613)
Operating (loss) profit from continuing operations	(40,941)
Other income (expenses)	(218)
(Loss) profit before provision for income taxes and non-controlling interests	(41,159)
Income tax benefit (expense)	5,050
Net (loss) profit from continuing operations	(36,109)
Identifiable long-lived assets	5,176
Total assets	5,368
VR products and services
Revenues	0
Gross (loss) profit	0
Operating expenses	0
Operating (loss) profit from continuing operations	0
Other income (expenses)	0
(Loss) profit before provision for income taxes and non-controlling interests	0
Income tax benefit (expense)	0
Net (loss) profit from continuing operations	0
Identifiable long-lived assets	0
Total assets	0
Money lending services
Revenues	3,930
Gross (loss) profit	3,798
Operating expenses	(1,971)
Operating (loss) profit from continuing operations	1,827
Other income (expenses)	2
(Loss) profit before provision for income taxes and non-controlling interests	1,829
Income tax benefit (expense)	(522)
Net (loss) profit from continuing operations	1,307
Identifiable long-lived assets	478
Total assets	46,140
Property lease and management
Revenues	1,185
Gross (loss) profit	(1,064)
Operating expenses	207
Operating (loss) profit from continuing operations	(857)
Other income (expenses)	0
(Loss) profit before provision for income taxes and non-controlling interests	(857)
Income tax benefit (expense)	112
Net (loss) profit from continuing operations	(745)
Identifiable long-lived assets	54,605
Total assets	65,383
Financial technology solutions and services
Total assets	21,795
Corporate unallocated
Revenues	0
Gross (loss) profit	0
Operating expenses	(769)	(609)	(773)
Operating (loss) profit from continuing operations	(769)	(609)	(773)
Other income (expenses)	32	334	(150)
(Loss) profit before provision for income taxes and non-controlling interests	(737)	(275)	(923)
Income tax benefit (expense)	0
Net (loss) profit from continuing operations	(737)	(275)	(923)
Identifiable long-lived assets	0
Total assets	874	1,468
Operating Segments | LCD/LED Products
Revenues	0		42
Gross (loss) profit	0		16
Operating expenses	(933)	(1,504)	(1,052)
Operating (loss) profit from continuing operations	(933)	(1,504)	(1,036)
Other income (expenses)	165	262	136
(Loss) profit before provision for income taxes and non-controlling interests	(768)	(1,242)	(900)
Income tax benefit (expense)	0
Net (loss) profit from continuing operations	(768)	(1,242)	(900)
Identifiable long-lived assets	2	1
Total assets	$ 1,018	17,348
Operating Segments | Green energy products and services
Revenues		10	9
Gross (loss) profit		(1,368)	(1,308)
Operating expenses		(10,489)	(6,009)
Operating (loss) profit from continuing operations		(11,857)	(7,317)
Other income (expenses)		(140)	(13)
(Loss) profit before provision for income taxes and non-controlling interests		(11,997)	(7,330)
Income tax benefit (expense)		327	350
Net (loss) profit from continuing operations		(11,670)	$ (6,980)
Identifiable long-lived assets		25,021
Total assets		45,615
Operating Segments | VR products and services
Total assets		29,283
Operating Segments | Money lending services
Revenues		980
Gross (loss) profit		912
Operating expenses		(45)
Operating (loss) profit from continuing operations		867
(Loss) profit before provision for income taxes and non-controlling interests		867
Income tax benefit (expense)		(175)
Net (loss) profit from continuing operations		692
Identifiable long-lived assets		492
Total assets		40,947
Operating Segments | Property lease and management
Revenues		590
Gross (loss) profit		(599)
Operating expenses		(616)
Operating (loss) profit from continuing operations		(1,215)
(Loss) profit before provision for income taxes and non-controlling interests		(1,215)
Income tax benefit (expense)		159
Net (loss) profit from continuing operations		(1,056)
Identifiable long-lived assets		55,384
Total assets		$ 56,180